File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15TH day of AUGUST, 2000.

                              ABERDEEN ASSET MANAGEMENT PLC
                              ------------------------------------------
                              (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1. ABERDEEN FUND MANAGERS INC.            028-04701
   ------------------------------       -------------
2. SCOTTISH PROVIDENT INSTITUTION         028-04701
   ------------------------------       -------------
3.
   ------------------------------       -------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15TH day of AUGUST, 2000.

                               ABERDEEN FUND MANAGERS INC.
                               ------------------------------------------
                               (Name of Institutional Investment Manager)

                                By: /s/ Beverley Hendry
                                    --------------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------


Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                             File No.: 028-04701
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 2000
                (Please read instructions before preparing form)
                        If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

         The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 15th day of AUGUST, 2000.

                             SCOTTISH PROVIDENT INSTITUTION
                             ------------------------------------------
                             (Name of Institutional Investment Manager)

                              By: /s/ Beverley Hendry
                                  ----------------------------------------------
                                  Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:
1.
  ----------------------------          -------------
2.
  ----------------------------          -------------
3.
  ----------------------------          -------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
24/7 MEDIA                Com Stk  901314104       13808      1,000     0         1,000    0      1,2      1,000     0        0
ABERCROMBIE & FITCH       Com Stk  028962076       48267      4,000     0         4,000    0      1,2      4,000     0        0
ADAPTEC                   Com Stk  00651F108      199603      9,248     0         9,248    0      1,2      9,248     0        0
ADAPTIVE BROADBAND        Com Stk  00650M104     2920471     84,600     0        84,600    0      1,2     84,600     0        0
ADC TELECOM               Com Stk  000886101    38894826    482,500     0       482,500    0      1,2    482,500     0        0
ADVANCED FIBRE COMMS      Com Stk  00754A105    22723325    503,900     0       503,900    0      1,2    503,900     0        0
AES                       Com Stk  00130H105     1948598     44,000     0        44,000    0      1,2     44,000     0        0
AGILENT TECHNOLOGIES      Com Stk  00846U101     4893090     64,800     0        64,800    0      1,2     64,800     0        0
ALCOA                     Com Stk  013817101      839328     29,082     0        29,082    0      1,2     29,082     0        0
ALKERMES                  Com Stk  01642T108      286542      6,600     0         6,600    0      1,2      6,600     0        0
AMERADA HESS              Com Stk  023551104      365350      5,753     0         5,753    0      1,2      5,753     0        0
AMERICA ONLINE            Com Stk  02364J104      592696     11,453     0        11,453    0      1,2     11,453     0        0
AMERICAN EXPRESS          Com Stk  025816109     1342164     25,719     0        25,719    0      1,2     25,719     0        0
AMERICAN GENERAL          Com Stk  026351106     1398502     22,000     0        22,000    0      1,2     22,000     0        0
AMERICAN HOME PROD        Com Stk  026609107      634554     10,550     0        10,550    0      1,2     10,550     0        0
AMERICAN INTL GRP         Com Stk  026874107     2656669     21,814     0        21,814    0      1,2     21,814     0        0
AMERITRADE                Com Stk  03072H109       68669      6,000     0         6,000    0      1,2      6,000     0        0
AMGEN                     Com Stk  031162100    33362940    491,193     0       491,193    0      1,2    491,193     0        0
ANALOG DEVICES            Com Stk  032654105    37324803    476,631     0       476,631    0      1,2    476,631     0        0
ANHEUSER BUSCH            Com Stk  03664P105      403798      5,330     0         5,330    0      1,2      5,330     0        0
APPLE COMPUTER            Com Stk  037833100    27368691    536,600     0       536,600    0      1,2    536,600     0        0
APPLIED MATERIALS         Com Stk  038222105    33271030    375,372     0       375,372    0      1,2    375,372     0        0
AT & T                    Com Stk  001957109     1379965     43,332     0        43,332    0      1,2     43,332     0        0
ATLANTIC COAST AIRLINES   Com Stk  048396105       84474      2,700     0         2,700    0      1,2      2,700     0        0
ATMEL                     Com Stk  049513104      185584      5,189     0         5,189    0      1,2      5,189     0        0
AUTONOMY                  Com Stk  005500798    13207730    108,560     0       108,560    0      1,2    108,560     0        0
BAKER HUGHES              Com Stk  057224107     1132038     35,000     0        35,000    0      1,2     35,000     0        0
BANK OF AMERICA           Com Stk  060505104      219992      4,865     0         4,865    0      1,2      4,865     0        0
BANK OF NEW YORK          Com Stk  064057102     1815241     38,000     0        38,000    0      1,2     38,000     0        0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL LABS          Com Stk  071813109     4792500     67,000     0        67,000    0      1,2     67,000     0        0
BELL ATLANTIC             Com Stk  077853109      215415      4,203     0         4,203    0      1,2      4,203     0        0
BELLSOUTH                 Com Stk  079860102     1641906     37,337     0        37,337    0      1,2     37,337     0        0
BIOGEN                    Com Stk  090597105      578832      9,000     0         9,000    0      1,2      9,000     0        0
BLACK BOX                 Com Stk  091826107      725499      9,000     0         9,000    0      1,2      9,000     0        0
BLUEGREEN                 Com Stk  096231105       34334     12,000     0        12,000    0      1,2     12,000     0        0
BRISTOL MYERS SQUIBB      Com Stk  110122108      631312     10,949     0        10,949    0      1,2     10,949     0        0
BROADVISION               Com Stk  111412102    19342917    365,000     0       365,000    0      1,2    365,000     0        0
BROCADE COMMUNICATIONS    Com Stk  111621108    43355428    247,000     0       247,000    0      1,2    247,000     0        0
BROOKTROUT TECHNOLOGY     Com Stk  114580103     1166559     55,000     0        55,000    0      1,2     55,000     0        0
BURR BROWN CORP           Com Stk  122574106      259933      3,000     0         3,000    0      1,2      3,000     0        0
CABLETRON SYSTEMS         Com Stk  126920107     1005150     40,000     0        40,000    0      1,2     40,000     0        0
CAL DIVE                  Com Stk  127914109       70186      1,400     0         1,400    0      1,2      1,400     0        0
CALIFORNIA MICRO DEVICES  Com Stk  130439102       17768        621     0           621    0      1,2        621     0        0
CALPINE                   Com Stk  131347106     1946296     29,000     0        29,000    0      1,2     29,000     0        0
CAMPBELL SOUP             Com Stk  134429109       75378      2,595     0         2,595    0      1,2      2,595     0        0
C-CUBE SEMICONDUCTOR      Com Stk  125015107       69446      3,500     0         3,500    0      1,2      3,500     0        0
CHASE MANHATTAN           Com Stk  16161A108     1564078     33,000     0        33,000    0      1,2     33,000     0        0
CHURCH & DWIGHT           Com Stk  171340102      113826      6,000     0         6,000    0      1,2      6,000     0        0
CIENA                     Com Stk  171779101    49168056    303,100     0       303,100    0      1,2    303,100     0        0
CIGNA                     Com Stk  125509109      508710      5,236     0         5,236    0      1,2      5,236     0        0
CISCO SYSTEMS             Com Stk  17275R102    66675167  1,094,944     0     1,094,944    0      1,2  1,094,944     0        0
CITIGROUP                 Com Stk  172967101     2676278     42,813     0        42,813    0      1,2     42,813     0        0
CLAIRE STORES             Com Stk  179584107       86333      4,000     0         4,000    0      1,2      4,000     0        0
CMGI INC                  Com Stk  125750109      110019      2,400     0         2,400    0      1,2      2,400     0        0
CNET                      Com Stk  125945105       72401      3,000     0         3,000    0      1,2      3,000     0        0
COASTAL                   Com Stk  190441105      667699     10,965     0        10,965    0      1,2     10,965     0        0
COLUMBIA ENERGY           Com Stk  197648108      193751      2,947     0         2,947    0      1,2      2,947     0        0
COMPAQ COMPUTER           Com Stk  204493100      512029     21,000     0        21,000    0      1,2     21,000     0        0
COMPUTER ASSOCIATES       Com Stk  204912109      534409     10,265     0        10,265    0      1,2     10,265     0        0
COMPUTER SCIENCES         Com Stk  205363104     7227190    100,600     0       100,600    0      1,2    100,600     0        0
COMVERSE TECHNOLOGY       Com Stk  205862402    58412176    650,800     0       650,800    0      1,2    650,800     0        0
CONOCO INC CLASS 'A'      Com Stk  208251306    11056726    488,355     0       488,355    0      1,2    488,355     0        0
COPPER MOUNTAIN           Com Stk  217510106    31120727    363,615     0       363,615    0      1,2    363,615     0        0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
CREE                      Com Stk  225447101    22390400    169,400     0       169,400    0      1,2    169,400     0        0
CROWN CASTLE INTERNAT     Com Stk  228227104     1048690     30,000     0        30,000    0      1,2     30,000     0        0
CVS                       Com Stk  126650100     8611989    228,100     0       228,100    0      1,2    228,100     0        0
CYPRESS SEMICONDUCTOR     Com Stk  232806109    24146243    570,050     0       570,050    0      1,2    570,050     0        0
CYTYC CORP                Com Stk  232946103      182619      4,000     0         4,000    0      1,2      4,000     0        0
DALLAS SEMICONDUCTOR      Com Stk  235204104      108041      3,000     0         3,000    0      1,2      3,000     0        0
DELIAS                    Com Stk  246885107        8957      4,000     0         4,000    0      1,2      4,000     0        0
DELL COMPUTERS            Com Stk  247025109    10217470    212,233     0       212,233    0      1,2    212,233     0        0
DELPHI AUTOMOTIVE         Com Stk  247126105     3695456    253,900     0       253,900    0      1,2    253,900     0        0
DIAMOND TECHNOLOGY        Com Stk  252762109    14248520    179,950     0       179,950    0      1,2    179,950     0        0
DIAMOND TRUST             Com Stk  252787106      259373      2,500     0         2,500    0      1,2      2,500     0        0
DISNEY(WALT)CO            Com Stk  254687106      982758     25,000     0        25,000    0      1,2     25,000     0        0
DOUBLECLICK               Com Stk  258609304      141375      3,720     0         3,720    0      1,2      3,720     0        0
DOW CHEMICAL              Com Stk  260543103     4998251    160,395     0       160,395    0      1,2    160,395     0        0
DOW JONES                 Com Stk  260561105      107210      1,457     0         1,457    0      1,2      1,457     0        0
DRIL-QUIP                 Com Stk  262037104      190083      4,000     0         4,000    0      1,2      4,000     0        0
DU PONT (EI) DE NUMOURS   Com Stk  263534109      141406      3,193     0         3,193    0      1,2      3,193     0        0
DUKE ENERGY               Com Stk  264399106    11286901    196,600     0       196,600    0      1,2    196,600     0        0
DUN & BRADSTREET          Com Stk  26483B106      149221      5,072     0         5,072    0      1,2      5,072     0        0
EAGLETECH                 Com Stk  270040207       30851      8,000     0         8,000    0      1,2      8,000     0        0
EDWARDS LIFESCIENCES      Com Stk  28176E108      149937      7,440     0         7,440    0      1,2      7,440     0        0
EGL                       Com Stk  270018104       62100      1,950     0         1,950    0      1,2      1,950     0        0
ELECTRONIC DATA SYSTEMS   Com Stk  285661104     6532728    154,000     0       154,000    0      1,2    154,000     0        0
EMC CORP                  Com Stk  268648102    38499441    527,226     0       527,226    0      1,2    527,226     0        0
EMULEX                    Com Stk  292475209      221631      3,400     0         3,400    0      1,2      3,400     0        0
ENERGIZER HOLDINGS        Com Stk  29266R108       46805      2,500     0         2,500    0      1,2      2,500     0        0
ESTEE LAUDER              Com Stk  518439104     4780570     99,300     0        99,300    0      1,2     99,300     0        0
E TRADE                   Com Stk  269246104       76133      4,500     0         4,500    0      1,2      4,500     0        0
EXXON                     Com Stk  302290101    13126223    162,458     0       162,458    0      1,2    162,458     0        0
FAIRCHILD SEMI CONDUCTOR  Com Stk  303726103    17631500    445,700     0       445,700    0      1,2    445,700     0        0
FANNIE MAE                Com Stk  313586109     9565275    179,863     0       179,863    0      1,2    179,863     0        0
FEDERATED DEPT STORES     Com Stk  31410H101     6269760    181,622     0       181,622    0      1,2    181,622     0        0
FIRST DATA CORP           Com Stk  319963104    28340807    557,700     0       557,700    0      1,2    557,700     0        0
FIRSTAR                   Com Stk  33763V109     7030962    326,700     0       326,700    0      1,2    326,700     0        0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR                Com Stk  345370100     5637941    130,986     0       130,986    0      1,2    130,986     0        0
FORTUNE BRANDS            Com Stk  349631101      586224     25,611     0        25,611    0      1,2     25,611     0        0
FPL GROUP                 Com Stk  302571104     6986253    142,900     0       142,900    0      1,2    142,900     0        0
FULLER (HB)               Com Stk  359694106      797154     18,000     0        18,000    0      1,2     18,000     0        0
FYI                       Com Stk  302712104       43422      1,300     0         1,300    0      1,2      1,300     0        0
GADZOOKS                  Com Stk  362553109       56602      5,000     0         5,000    0      1,2      5,000     0        0
GANNETT                   Com Stk  264730101      148313      2,489     0         2,489    0      1,2      2,489     0        0
GAP                       Com Stk  364760108      474142     15,881     0        15,881    0      1,2     15,881     0        0
GENENTECH                 Com Stk  368710406    26639460    167,300     0       167,300    0      1,2    167,300     0        0
GENERAL DYNAMICS          Com Stk  369550108     1471649     28,000     0        28,000    0      1,2     28,000     0        0
GENERAL ELECTRIC          Com Stk  369604103    10143339    204,870     0       204,870    0      1,2    204,870     0        0
GENERAL MILLS             Com Stk  370334104      473882     12,328     0        12,328    0      1,2     12,328     0        0
GENERAL MOTORS            Com Stk  370442105      697798     11,834     0        11,834    0      1,2     11,834     0        0
GEORGIA PACIFIC           Com Stk  373298108     5331119    195,238     0       195,238    0      1,2    195,238     0        0
GO.COM                    Com Stk  254687205      197254     16,691     0        16,691    0      1,2     16,691     0        0
GOLDMAN SACHS             Com Stk  38141G104     1368415     14,845     0        14,845    0      1,2     14,845     0        0
GRAY COMMUNICATIONS       Com Stk  389190208       24880      2,500     0         2,500    0      1,2      2,500     0        0
GTE CORP                  Com Stk  362320103     8181631    132,465     0       132,465    0      1,2    132,465     0        0
GUIDANT CORP              Com Stk  401698105    22332243    480,000     0       480,000    0      1,2    480,000     0        0
GULF ISLAND FABRICATION   Com Stk  402307102     1474883     78,000     0        78,000    0      1,2     78,000     0        0
HARMONIC LIGHTWAVES       Com Stk  413160102       42404      1,899     0         1,899    0      1,2      1,899     0        0
HCA-HEALTHCARE            Com Stk  404119109      857758     26,571     0        26,571    0      1,2     26,571     0        0
HEALTH CARE REIT          Com Stk  42217K106      539833     33,000     0        33,000    0      1,2     33,000     0        0
HEWLETT PACKARD           Com Stk  428236103      787270      6,606     0         6,606    0      1,2      6,606     0        0
HOME DEPOT                Com Stk  437076102     2728307     57,114     0        57,114    0      1,2     57,114     0        0
HONEYWELL                 Com Stk  438516107     1024432     30,000     0        30,000    0      1,2     30,000     0        0
HOT TOPIC                 Com Stk  441339108      125395      4,000     0         4,000    0      1,2      4,000     0        0
I2 TECHNOLOGIES           Com Stk  465754109    30918314    289,000     0       289,000    0      1,2    289,000     0        0
IBP                       Com Stk  449223106       77750      5,000     0         5,000    0      1,2      5,000     0        0
ICOS CORP                 Com Stk  449295104      110405      2,500     0         2,500    0      1,2      2,500     0        0
ILLINOIS TOOL WORKS       Com Stk  452308109      890702     16,000     0        16,000    0      1,2     16,000     0        0
IMPATH                    Com Stk  45255G101      104993      2,000     0         2,000    0      1,2      2,000     0        0
IMS HEALTH                Com Stk  449934108      165692     10,613     0        10,613    0      1,2     10,613     0        0
INFOSPACE.COM             Com Stk  45678T102    24116465    439,100     0       439,100    0      1,2    439,100     0        0

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
----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTIC        Com Stk  457191104      214216      2,100     0         2,100    0      1,2      2,100     0        0
INKTOMI                   Com Stk  457277101    16569151    142,300     0       142,300    0      1,2    142,300     0        0
INTEL CORP                Com Stk  458140100    55457651    422,962     0       422,962    0      1,2    422,962     0        0
IBM                       Com Stk  459200101    29604541    260,942     0       260,942    0      1,2    260,942     0        0
INTERNATIONAL PAPER       Com Stk  460146103      157571      5,170     0         5,170    0      1,2      5,170     0        0
INTERPUBLIC GROUP         Com Stk  460690100      198811      4,673     0         4,673    0      1,2      4,673     0        0
JDS UNIPHASE              Com Stk  46612J101    64637003    558,100     0       558,100    0      1,2    558,100     0        0
JOHNSON & JOHNSON         Com Stk  478160104      392357      4,000     0         4,000    0      1,2      4,000     0        0
JOHNSON CONTROLS          Com Stk  478366107      136886      2,559     0         2,559    0      1,2      2,559     0        0
JUNIPER NETWORKS          Com Stk  48203R104    61580681    418,270     0       418,270    0      1,2    418,270     0        0
KIMBERLY CLARK            Com Stk  494368103     7879517    140,600     0       140,600    0      1,2    140,600     0        0
KLA TENCOR                Com Stk  482480100    32295687    563,150     0       563,150    0      1,2    563,150     0        0
L-3 COMMUNICATIONS        Com Stk  52729N100     1590948     29,000     0        29,000    0      1,2     29,000     0        0
LASALLE HOTEL PROPS       Com Stk  517942108      610305     44,000     0        44,000    0      1,2     44,000     0        0
LEAR CORP                 Com Stk  521865105      170676      8,000     0         8,000    0      1,2      8,000     0        0
LEHMAN BROS               Com Stk  524908100       73804        768     0           768    0      1,2        768     0        0
LILLY (ELI)               Com Stk  532457108    14287722    140,065     0       140,065    0      1,2    140,065     0        0
LINCOLN NATL              Com Stk  534187109      427526     11,810     0        11,810    0      1,2     11,810     0        0
LITTON INDUSTRIES         Com Stk  538021106     1349488     32,000     0        32,000    0      1,2     32,000     0        0
LIZ CLAIBORNE             Com Stk  539320101      283021      7,609     0         7,609    0      1,2      7,609     0        0
LOCKHEED MARTIN           Com Stk  539830109      659319     26,500     0        26,500    0      1,2     26,500     0        0
LSI LOGIC                 Com Stk  502161102    22921276    428,500     0       428,500    0      1,2    428,500     0        0
LUCENT TECHNOLOGIES       Com Stk  549463107    27597040    490,800     0       490,800    0      1,2    490,800     0        0
LYCOS                     Com Stk  550818108      188746      3,500     0         3,500    0      1,2      3,500     0        0
MACROMEDIA                Com Stk  556100105    24917208    249,750     0       249,750    0      1,2    249,750     0        0
MAGNA ENTERTAINMENT       Com Stk  559211107        5522        888     0           888    0      1,2        888     0        0
MANUFACTURERS SERVICS     Com Stk  565005105      269263     13,000     0        13,000    0      1,2     13,000     0        0
MASTEC                    Com Stk  576323109      246871      7,000     0         7,000    0      1,2      7,000     0        0
MBNA                      Com Stk  55262L100      449622     16,733     0        16,733    0      1,2     16,733     0        0
MCDONALD'S                Com Stk  580135101      883649     28,300     0        28,300    0      1,2     28,300     0        0
MEDIA METRIX              Com Stk  58440X103      194250      9,000     0         9,000    0      1,2      9,000     0        0
MEDIMMUNE                 Com Stk  584699102    28352096    391,600     0       391,600    0      1,2    391,600     0        0
MEDTRONIC                 Com Stk  585055106     7637939    160,100     0       160,100    0      1,2    160,100     0        0
MERCK                     Com Stk  589331107     1315745     17,836     0        17,836    0      1,2     17,836     0        0

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
----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE       Com Stk  589405109    25248024    262,900     0       262,900    0      1,2    262,900     0        0
MERRILL LYNCH             Com Stk  590188108      524903      4,508     0         4,508    0      1,2      4,508     0        0
MGIC INVESTMENTS          Com Stk  552848103     9585421    205,750     0       205,750    0      1,2    205,750     0        0
MICROCHIP TECHNOLOGY      Com Stk  595017104       74634      1,300     0         1,300    0      1,2      1,300     0        0
MICROMUSE                 Com Stk  595094103    28893086    193,550     0       193,550    0      1,2    193,550     0        0
MICRON TECHNOLOGY         Com Stk  595112103    39259516    434,400     0       434,400    0      1,2    434,400     0        0
MICROSOFT                 Com Stk  594918104    40814326    531,320     0       531,320    0      1,2    531,320     0        0
MICROSTRATEGY             Com Stk  594972101       64937      2,000     0         2,000    0      1,2      2,000     0        0
MILLENIUM PHARMACEUTIC    Com Stk  599902103      424551      3,600     0         3,600    0      1,2      3,600     0        0
MINNESOTA MNG & MFG       Com Stk  604059105     1021820     12,000     0        12,000    0      1,2     12,000     0        0
MORGAN J P                Com Stk  616880100      783718      7,000     0         7,000    0      1,2      7,000     0        0
MOTOROLA                  Com Stk  620076109     7139426    247,375     0       247,375    0      1,2    247,375     0        0
MURPHY OIL                Com Stk  626717102      894321     14,407     0        14,407    0      1,2     14,407     0        0
NATIONAL COMPUTER SYST    Com Stk  635519101       62666      1,300     0         1,300    0      1,2      1,300     0        0
NETWORK APPLIANCE         Com Stk  671400505    39091129    504,800     0       504,800    0      1,2    504,800     0        0
NEXTEL COMMUNICATIONS     Com Stk  65332V103    18312585    328,222     0       328,222    0      1,2    328,222     0        0
NORTEL NETWORKS           Com Stk  656568102    40233205    591,800     0       591,800    0      1,2    591,800     0        0
OMNICOM                   Com Stk  681919106     5562361     62,800     0        62,800    0      1,2     62,800     0        0
ON ASSIGNMENT             Com Stk  682159108      124649      4,000     0         4,000    0      1,2      4,000     0        0
ORACLE                    Com Stk  68389X105    32175821    399,766     0       399,766    0      1,2    399,766     0        0
PAC WEST TELECOM          Com Stk  69371Y101       79616      4,000     0         4,000    0      1,2      4,000     0        0
PAINE WEBBER              Com Stk  695629105      273337      5,875     0         5,875    0      1,2      5,875     0        0
PE CORP PE  BIOSYSTEMS    Com Stk  69332S102    25902049    398,500     0       398,500    0      1,2    398,500     0        0
PFIZER                    Com Stk  717081103    17102636    371,571     0       371,571    0      1,2    371,571     0        0
PHILIP MORRIS             Com Stk  718154107     1427425     53,000     0        53,000    0      1,2     53,000     0        0
PHILLIPS PETROLEUM        Com Stk  718507106      654088     12,609     0        12,609    0      1,2     12,609     0        0
PITNEY BOWES              Com Stk  724479100     6511549    167,500     0       167,500    0      1,2    167,500     0        0
PMC SIERRA                Com Stk  69344F106    36071816    203,700     0       203,700    0      1,2    203,700     0        0
PRAXAIR                   Com Stk  74005P104     5070223    137,000     0       137,000    0      1,2    137,000     0        0
PRICE COSTCO              Com Stk  22160K105      419980     13,162     0        13,162    0      1,2     13,162     0        0
PROCTER & GAMBLE          Com Stk  742718109      240434      4,500     0         4,500    0      1,2      4,500     0        0
PROVIDIAN FINANCIAL       Com Stk  74406A102    12902524    139,500     0       139,500    0      1,2    139,500     0        0
QLOGIC                    Com Stk  747277101    23326122    351,800     0       351,800    0      1,2    351,800     0        0
QUAKER OATS               Com Stk  747402105     1050846     13,951     0        13,951    0      1,2     13,951     0        0

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
----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM                  Com Stk  747525103      301678      4,929     0         4,929    0      1,2      4,929     0        0
QUANTUM DLT               Com Stk  747906204      345473     36,541     0        36,541    0      1,2     36,541     0        0
RADIOSHACK                Com Stk  750438103      472741     10,383     0        10,383    0      1,2     10,383     0        0
RALSTON PURINA            Com Stk  751277302      148386      7,502     0         7,502    0      1,2      7,502     0        0
RATIONAL SOFTWARE         Com Stk  75605L104    26120104    279,400     0       279,400    0      1,2    279,400     0        0
REAL NETWORKS             Com Stk  75605L104    20993602    437,200     0       437,200    0      1,2    437,200     0        0
REYNOLDS (RJ)             Com Stk  76182K105      418860     14,237     0        14,237    0      1,2     14,237     0        0
RF MICRO DEVICES          Com Stk  749941100    24860065    291,100     0       291,100    0      1,2    291,100     0        0
ROCKWELL INTL             Com Stk  773903109      241905      7,596     0         7,596    0      1,2      7,596     0        0
RSA SECURITY              Com Stk  749719100    28763710    420,400     0       420,400    0      1,2    420,400     0        0
SBC COMMUNICATIONS        Com Stk  78387G103     5092643    112,312     0       112,312    0      1,2    112,312     0        0
SCHERING-PLOUGH           Com Stk  806605101    10675439    214,539     0       214,539    0      1,2    214,539     0        0
SCIENT                    Com Stk  80864H109    14679357    356,500     0       356,500    0      1,2    356,500     0        0
SCIENTIFIC ATLANTA        Com Stk  808655104    36433701    501,500     0       501,500    0      1,2    501,500     0        0
SDL                       Com Stk  784076101    41656811    150,500     0       150,500    0      1,2    150,500     0        0
SEPRACOR                  Com Stk  817315104      419177      3,600     0         3,600    0      1,2      3,600     0        0
SHAW GROUP                Com Stk  820280105     1403229     30,000     0        30,000    0      1,2     30,000     0        0
SIEBEL SYSTEMS            Com Stk  826170102    42209159    267,800     0       267,800    0      1,2    267,800     0        0
SIPEX CORP                Com Stk  829909100      187657      7,000     0         7,000    0      1,2      7,000     0        0
SLM HOLDINGS              Com Stk  78442A109     1241385     34,000     0        34,000    0      1,2     34,000     0        0
SOLECTRON                 Com Stk  834182107     6928743    174,600     0       174,600    0      1,2    174,600     0        0
SOUTHERN                  Com Stk  842587107     1368596     57,300     0        57,300    0      1,2     57,300     0        0
SPRINT                    Com Stk  852061100     9331684    170,874     0       170,874    0      1,2    170,874     0        0
SUN MICROSYSTEMS          Com Stk  866810104    59255348    678,050     0       678,050    0      1,2    678,050     0        0
TARGET                    Com Stk  87612E106     8745707    160,877     0       160,877    0      1,2    160,877     0        0
TENET HEALTHCARE          Com Stk  88033G100     1245552     45,000     0        45,000    0      1,2     45,000     0        0
TERADYNE                  Com Stk  880770102    24041496    322,100     0       322,100    0      1,2    322,100     0        0
TEXACO                    Com Stk  881694103     1338852     25,000     0        25,000    0      1,2     25,000     0        0
TEXAS INSTRUMENTS         Com Stk  890333107    45229925    657,478     0       657,478    0      1,2    657,478     0        0
TRANSKARYOTIC THERAPY     Com Stk  893735100       81656      2,400     0         2,400    0      1,2      2,400     0        0
TRANSOCEAN SEDCO FOREX    Com Stk  900781090      103003      2,000     0         2,000    0      1,2      2,000     0        0
TRIBUNE CO                Com Stk  896047107      178029      5,048     0         5,048    0      1,2      5,048     0        0
TSI INTERNATIONAL         Com Stk  872879101      186040      3,000     0         3,000    0      1,2      3,000     0        0
TYCO INTERNATIONAL        Com Stk  902124106    11090399    240,300     0       240,300    0      1,2    240,300     0        0

----------------------------------------------------------------------------------------------------------------------------------
        Item 1            Item 2    Item 3      Item 4     Item 5              Item 6           Item 7            Item 8
----------------------------------------------------------------------------------------------------------------------------------
                           Title                  Fair                 Investment Discretion                 Voting Authority
                            of       CUSIP       Market              (a) Sole  (b)Shrd  (c)Shrd         (Shares)
    Name Of Issuer         Class     Number      Value     Shares              as dfnd   Other   Mngrs  (a) Sole  (b)Shrd  (c)None
----------------------------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP        Com Stk  907818108      309427      7,773     0         7,773    0      1,2      7,773     0        0
UNITED HEALTHCARE         Com Stk  91324P102      642502      7,507     0         7,507    0      1,2      7,507     0        0
UNITED TECHNOLOGIES       Com Stk  913017109     9068154    167,191     0       167,191    0      1,2    167,191     0        0
UNOCAL CORP               Com Stk  915289103     5802502    169,000     0       169,000    0      1,2    169,000     0        0
US WEST                   Com Stk  91273H101     6878777     84,100     0        84,100    0      1,2     84,100     0        0
USX MARATHON              Com Stk  902905827      342967     12,974     0        12,974    0      1,2     12,974     0        0
VANS                      Com Stk  921930103       74018      5,000     0         5,000    0      1,2      5,000     0        0
VARCO                     Com Stk  922126107       83527      3,562     0         3,562    0      1,2      3,562     0        0
VERISIGN                  Com Stk  92343E102    24460723    140,000     0       140,000    0      1,2    140,000     0        0
VERITAS SOFTWARE          Com Stk  923436109    24026792    228,300     0       228,300    0      1,2    228,300     0        0
VERTICALNET               Com Stk  92532L107       89257      2,500     0         2,500    0      1,2      2,500     0        0
VISTEON                   Com Stk  92839U107      137059     10,016     0        10,016    0      1,2     10,016     0        0
WAL MART                  Com Stk  931142103     2327564     43,211     0        43,211    0      1,2     43,211     0        0
WATSON PHARMACEUTICAL     Com Stk  942683103     1343517     25,000     0        25,000    0      1,2     25,000     0        0
WELLS FARGO               Com Stk  949746101     7762097    191,400     0       191,400    0      1,2    191,400     0        0
WESTVACO                  Com Stk  961548104      150159      5,917     0         5,917    0      1,2      5,917     0        0
WHIRLPOOL                 Com Stk  963320106      369553      7,299     0         7,299    0      1,2      7,299     0        0
WILLIAMS                  Com Stk  969457100     3324229     83,900     0        83,900    0      1,2     83,900     0        0
WORLD WRESTLING FED       Com Stk  98156Q108      119051      6,000     0         6,000    0      1,2      6,000     0        0
WORLDCOM                  Com Stk  98157D106     8210250    187,231     0       187,231    0      1,2    187,231     0        0
XILINX                    Com Stk  983919109    23344733    287,600     0       287,600    0      1,2    287,600     0        0
YAHOO                     Com Stk  984332106    30373580    255,800     0       255,800    0      1,2    255,800     0        0

COLUMN TOTALS                                 2326957602